Financial Risk Management Objectives and Policies (Tables)	3 Months Ended
Mar. 31, 2026
Financial Risk Management [Abstract]
Disclosure of summary illustrates the fluctuations in the exchange rates applied	The following summary illustrates the fluctuations in the exchange rates applied during the three months ended March 31, 2026:

	Average rate	Closing rate
CAD	0.7098	0.7174
BRL	0.1902	0.1916